EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statements of Additional Information (“SAIs”) dated March 1, 2023

EATON VANCE GREATER INDIA FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to SAIs dated May 1, 2023

Effective January 1, 2024:

1.	The following replaces the “Principal Officers who are not Trustees” table under “Fund Management.” in “Management and Organization”:
Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
R. KELLY WILLIAMS, JR. 1971	President of each Portfolio	Since 2023	President and Chief Operating Officer of Atlanta Capital Management Company, LLC (“Atlanta Capital”). Officer of 21 registered investment companies managed by Eaton Vance or BMR
KENNETH A. TOPPING 1966	President	Since 2023	Vice President and Chief Administrative Officer of Eaton Vance and BMR and Chief Operating Officer for Public Markets at MSIM. Officer of 107 registered investment companies managed by Eaton Vance or BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
DEIDRE E. WALSH 1971	Vice President and Chief Legal Officer	Since 2021	Vice President of Eaton Vance and BMR. Officer of 127 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 46 registered investment companies advised or administered by CRM since 2021.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013	Vice President of Eaton Vance and BMR. Officer of 127 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 46 registered investment companies advised or administered by CRM since 2016.
NICHOLAS DI LORENZO 1987	Secretary	Since 2022	Officer of 127 registered investment companies managed by Eaton Vance or BMR. Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
LAURA T. DONOVAN 1976	Chief Compliance Officer	Since 2024	Vice President of Eaton Vance and BMR. Officer of 127 registered investment companies managed by Eaton Vance or BMR.

December 22, 2023